SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ (204,428,800)	$ (28,006,631)	¥ (237,755,845)	¥ (288,241,624)
Research and development expenses	(181,676,080)	(24,889,521)	(276,935,538)	(383,091,118)
Equity in loss of subsidiaries and share of loss from VIEs	(4,001,129)	(548,152)	(31,610,752)	62,395,476
Other operating income (expenses), net	(200,174,118)	(27,423,742)	32,314,541	122,213,830
Interest income	263,052,300	36,038,017	284,982,128	129,857,831
Foreign exchange gain, net	1,233,807	169,031	125,893
Net (loss) income	(306,810,286)	(42,032,837)	35,517,634	(90,414,597)
Comprehensive income (loss) attributable to the ordinary shareholders	(234,669,228)	(32,149,553)	128,773,804	359,190,038
Parent Company
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	(38,585,122)	(5,286,140)	(42,927,343)	(38,959,768)
Equity in loss of subsidiaries and share of loss from VIEs	(502,190,943)	(68,799,878)	(190,965,494)	(170,956,497)
Other operating income (expenses), net	(7,317,312)	(1,002,468)	19,838,460	42,792,705
Interest income	241,283,091	33,055,649	249,448,848	91,701,152
Foreign exchange gain, net			123,163
Net (loss) income	(306,810,286)	(42,032,837)	35,517,634	(75,422,408)
Foreign currency translation adjustment	72,141,058	9,883,284	93,256,170	434,612,446
Comprehensive income (loss) attributable to the ordinary shareholders	¥ (234,669,228)	$ (32,149,553)	¥ 128,773,804	¥ 359,190,038